Cover Page	9 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	KINTARA THERAPEUTICS, INC.
Entity Central Index Key	0001498382
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	99-0360497
Entity Address, Address Line One	9920 Pacific Heights Blvd
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	350-4364
Entity Primary SIC Number	2834
Amendment Description	Amendment No. 2
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	9920 Pacific Heights Blvd
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	350-4364
Contact Personnel Name	Robert E. Hoffman